SUMMARY OF CRITICAL ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of September 30, 2013 and 2012, as they would be anti-dilutive:

	Nine months ended September 30,
	2013	2012
Shares underlying options outstanding	6,011,023	4,674,628
Shares underlying warrants outstanding	10,266,597	8,357,620
Shares underlying convertible notes outstanding	259,296	250,476
	16,536,916	13,282,724

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2012 and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2011
Shares underlying options outstanding	4,674,628	3,646,870
Shares underlying warrants outstanding	8,513,984	8,715,289
Shares underlying convertible notes outstanding	252,698	243,854

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of December 31, 2012 and 2011 (in thousands):

	Fair Value at
	December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

	Fair Value at
	December 31,	Fair Value Measurement Using
	2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734	$—	$—	$1,734

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2013
Balance at beginning of year	$1,176
Gain on change in fair value of warrant liability	(1,096)
Reclassification to equity upon exercise of warrants	(80)
Balance at end of period	$-

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2012	2011
Balance at beginning of year	$1,734	$2,314
Loss (gain) on change in fair value of warrant liability	50	(580)
Reclassification to equity upon exercise of warrants	(608)	-
Balance at end of period	$1,176	$1,734